Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2024 USD ($) yr shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2017	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses		$ 0	$ 1	$ 7
Beginning balance		10,824	11,151	9,960			$ 8,033
Expense from share-based payment transactions with employees		$ 98	96	92
Term (in years)		10 years
Share-Based Payment Performance Period		3 years
Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		$ 24,014	$ 24,027	23,831			$ 23,487
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage		200.00%
Share Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares		3,600,000	3,500,000
Equity Compensation Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares		14,700,000	17,000,000.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Vesting period (in years)		1 year
Unrecognized compensation costs		$ 115	$ 107	88
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses		187	148	173
Expense from share-based payment transactions with employees		$ 2	21	$ 10
Lookback period (in years)		2 years 10 months 2 days
Exercise price of outstanding share options (in dollars per share) | $ / shares					$ 10.00
Fair value of options	$ 39				$ 64
Weighted average remaining contractual life (in years)	10 years
Share Options | Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		$ 1	46
Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					4 years
Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					5 years	5 years
Granted (in shares) | yr					25,000,000
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation costs		$ 36	$ 22
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | yr		50
Employee subscription rate (as a percent)		10.00%
Maximum employee subscription (in shares) | shares		2,500
Matching contribution (as a percent)		20.00%
Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available (in shares) | shares		7,500,000
Commencement period (in years)		8 years
Annual increase percentage		0.25%
Maximum grant limit (in shares) | shares		18,800,000
Shares issued (in shares) | shares		700,000